Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Please refer to the Compensation Discussion and Analysis for the complete discussion as to how pay was determined.

	Summary			Average
	Compensation	Compensation	Average	Compensation	Value of Initial Fixed $100
	Table (“SCT”)	Actually Paid	SCT Total	Actually Paid	Investment Based On: (4)			Adjusted
	Total for	to Childers	for Non-PEO	to Non-PEO		Peer Group		EBITDA
	Childers (PEO) (1)	(PEO) (1,2,3)	NEOs (1)	NEOs (1,2,3)	TSR	TSR	Net Income	(5)
Year	($)	($)	($)	($)	($)	($)	($MM)	($MM)
2025	9,037,610	18,737,395	2,966,547	5,126,836	388	291	322	901
2024	8,512,663	30,716,520	2,660,372	7,648,864	360	277	172	595
2023	8,020,736	17,142,980	2,351,929	4,321,844	215	192	105	450
2022	7,192,632	7,318,092	1,951,033	1,976,804	119	168	44	363
2021	6,609,272	3,716,961	1,708,806	1,212,821	92	138	28	326
(1)	Mr. Childers was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are: Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments as described in footnote 3 below.
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

	2025
		Average for
	PEO	Non-PEOs
	($)	($)
SCT Total	9,037,610	2,966,547
Value of Equity Awards as Reported in SCT	(6,037,304)	(1,696,175)
Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,705,854	1,603,057
Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	3,824,493	949,530
Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	6,206,742	1,303,877
Value of Dividends Paid on Equity Awards Not Otherwise Included	—	—
Compensation Actually Paid	18,737,395	5,126,836

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(4)	The peer group TSR shown in this table utilizes the Alerian Midstream Energy Total Return (“AMNAX”) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and the AMNAX Index. Historical stock price performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025. Adjusted EBITDA is a non-GAAP measure and is defined in the Compensation Discussion and Analysis under “Annual Performance-Based Incentive Compensation.” See the inside cover of our 2021 through 2025 Annual Reports to Stockholders, available on our website, for a reconciliation of net income to Adjusted EBITDA for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Childers was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are: Ms. Hildebrandt and Messrs. Aron, Ingersoll and Thode.

Peer Group Issuers, Footnote
(4)	The peer group TSR shown in this table utilizes the Alerian Midstream Energy Total Return (“AMNAX”) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and the AMNAX Index. Historical stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,037,610	$ 8,512,663	$ 8,020,736	$ 7,192,632	$ 6,609,272
PEO Actually Paid Compensation Amount	$ 18,737,395	30,716,520	17,142,980	7,318,092	3,716,961
Adjustment To PEO Compensation, Footnote
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

	2025
		Average for
	PEO	Non-PEOs
	($)	($)
SCT Total	9,037,610	2,966,547
Value of Equity Awards as Reported in SCT	(6,037,304)	(1,696,175)
Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,705,854	1,603,057
Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	3,824,493	949,530
Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	6,206,742	1,303,877
Value of Dividends Paid on Equity Awards Not Otherwise Included	—	—
Compensation Actually Paid	18,737,395	5,126,836

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,966,547	2,660,372	2,351,929	1,951,033	1,708,806
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,126,836	7,648,864	4,321,844	1,976,804	1,212,821
Adjustment to Non-PEO NEO Compensation Footnote
(3)	“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

	2025
		Average for
	PEO	Non-PEOs
	($)	($)
SCT Total	9,037,610	2,966,547
Value of Equity Awards as Reported in SCT	(6,037,304)	(1,696,175)
Year-End Fair Value (“FV”) of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,705,854	1,603,057
Change in FV From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	3,824,493	949,530
Change in FV from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	6,206,742	1,303,877
Value of Dividends Paid on Equity Awards Not Otherwise Included	—	—
Compensation Actually Paid	18,737,395	5,126,836

For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

(1)	Adjusted EBITDA is a non-GAAP measure. See the inside cover of our 2021 through 2025 Annual Reports to Stockholders, available on our website, for a reconciliation of net income to Adjusted EBITDA for each year.

Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures

The following table lists the financial performance measures that the Company considered the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Cash Available for Dividend

Total Shareholder Return Amount	$ 388	360	215	119	92
Peer Group Total Shareholder Return Amount	291	277	192	168	138
Net Income (Loss)	$ 322,000,000	$ 172,000,000	$ 105,000,000	$ 44,000,000	$ 28,000,000
Company Selected Measure Amount	901,000,000	595,000,000	450,000,000	363,000,000	326,000,000
PEO Name	Mr. Childers
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025. Adjusted EBITDA is a non-GAAP measure and is defined in the Compensation Discussion and Analysis under “Annual Performance-Based Incentive Compensation.” See the inside cover of our 2021 through 2025 Annual Reports to Stockholders, available on our website, for a reconciliation of net income to Adjusted EBITDA for each year.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Available for Dividend
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,037,304)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,705,854
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,824,493
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,206,742
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,696,175)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,603,057
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,530
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,303,877